March 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli 787 Fund, Inc. (the “Corporation”)
File Nos. 333-141582/811-22041

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Corporation do not differ from those contained in Post-Effective Amendment No. 19 (the “Amendment”) to the Corporation’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2017 (Accession No. 0001193125-16-062714).

Should you have any questions with respect to this filing, please contact the undersigned at (212) 318-6275.

Very truly yours,

/s/ Kentaro Murase
Kentaro Murase Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC
A. Mullady – Gabelli Funds, LLC
A. Mango – Gabelli Funds, LLC
A. Ward
A. Lonergan